S000054182 [Member] Shareholder Fees - Sit ESG Growth Fund	Jun. 30, 2026
Sit ESG Growth Fund - Class I
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Sit ESG Growth Fund - Class S
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)